Commitments and contingencies	9 Months Ended
May 31, 2026
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

ILOC

In connection with its floor plan financing arrangement with Yamaha [note 14], the Company has provided credit support in the form of a $150,000 ILOC issued by its banking partner. The ILOC supports a $300,000 floor plan facility and may be drawn upon by Yamaha in the event of default by the Company under the related financing agreement. As at May 31, 2026, no amounts have been drawn under this arrangement.

In connection with its floor plan financing arrangement with Shore Premier [note 14], the Company has provided credit support in the form of a $200,000 ILOC issued by its banking partner. The ILOC supports a $4,000,000 floor plan facility and may be drawn upon by Shore Premier in the event of default by the Company under the related financing agreement. As at May 31, 2026, no amounts have been drawn under this arrangement.

The standby letter of credit represents a contingent obligation and is accounted for in accordance with IAS 37. As the likelihood of a draw is not considered probable, no provision has been recognized in these interim condensed consolidated financial statements.

Battery supply agreement with Neogy SAS

As previously disclosed, the Company had entered into a battery supply agreement with Neogy SAS (“Neogy”) providing for the purchase of 192 batteries. As at May 31, 2026, the Company had received 33 batteries under the agreement and had made advance payments relating to an additional 63 batteries. 11 of which are currently in transit.

On May 20, 2026, Neogy entered into liquidation proceedings in France. As a result of these proceedings and management’s assessment of the recoverability of the related deposits and the supplier’s ability to fulfill its contractual obligations, the Company recorded an impairment charge of $1,092,925, which has been recognized in office and general expense during the three-month period ended May 31, 2026. [note 7]

Given the commencement of the liquidation proceedings, the Company no longer considers the remaining purchase commitments under the supply agreement to represent enforceable future purchase obligations. Accordingly, no minimum purchase commitment has been disclosed as at May 31, 2026. The Company continues to monitor the liquidation proceedings and will pursue available legal remedies to maximize any potential recovery of amounts previously advanced.

Future lease commitment

In October 2021, EB Rental FL Corp. has entered into lease arrangement for premises, which have not commenced yet and therefore related right-of-use asset and lease liability are not recorded as at May 31, 2026. The lease offers EB Rental FL Corp. a termination clause in case certain contractual requirements are not met by the lessor at the lease commencement date.

The Company’s undiscounted lease commitments related to this lease are as follows as at May 31, 2026:

$
2026	30,000
2027	120,600
2028	123,012
2029 and thereafter	350,868